Asset Under Development (Tables)	6 Months Ended
Jun. 30, 2022
Extractive Industries [Abstract]
Schedule for Assets Under Development

(in thousands of $)	June 30, 2022	December 31, 2021
Opening asset under development balance	877,838	658,247
Additions	165,847	178,377
Interest costs capitalized	23,895	41,214
Closing asset under development balance	1,067,580	877,838

Schedule of Fiscal Year Maturity
As of June 30, 2022, the estimated timing of the outstanding payments in connection with the Gimi conversion are as follows:

(in thousands of $)
Period ending December 31,
2022 (1)	190,704
2023	296,587
2024	122,425
609,716
(1) For the six months ending December 31, 2022